Schedule of changes in outstanding warrants (Details) - Warrants [member] - $ / shares	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Number of warrants, Beginning balance	7,243,850	17,239,664
Warrants Weighted Average Exercise Price, Beginning balance	$ 0.94	$ 0.54
Number of warrants, Issued	2,026,475	3,525,601
Warrants Weighted Average Exercise Price, Issued	$ 2.50	$ 0.50
Number of warrants, Ending balance	4,651,475	20,765,265
Warrants Weighted Average Exercise Price, Ending balance	$ 1.31	$ 0.53
Number of warrants, Expired	(2,169,911)
Warrants Weighted Average Exercise Price, Expired	$ 1.25
Number of warrants, Exercised	(2,448,939)
Warrants Weighted Average Exercise Price, Exercised	$ 1.25